Columbia Real Estate Equity Fund
Third Quarter Report
September 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Real Estate Equity Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.7%
Issuer	Shares	Value ($)
Real Estate 93.7%
Data Center REITs 11.1%
Digital Realty Trust, Inc.	27,400	4,434,142
Equinix, Inc.(a)	18,609	16,517,907
Total		20,952,049
Diversified REITs 1.2%
American Assets Trust, Inc.	10,600	283,232
Empire State Realty Trust, Inc., Class A	180,600	2,001,048
Total		2,284,280
Health Care REITs 14.3%
Alexandria Real Estate Equities, Inc.	26,442	3,139,988
CareTrust REIT, Inc.	20,400	629,544
Healthcare Realty Trust, Inc.	65,500	1,188,825
Healthpeak Properties, Inc.	115,437	2,640,044
Medical Properties Trust, Inc.	104,400	610,740
National Health Investors, Inc.	7,000	588,420
Omega Healthcare Investors, Inc.	42,000	1,709,400
Sabra Health Care REIT, Inc.	38,100	709,041
Ventas, Inc.	61,800	3,963,234
Welltower, Inc.(a)	93,548	11,976,950
Total		27,156,186
Hotel & Resort REITs 1.6%
Apple Hospitality REIT, Inc.	48,400	718,740
DiamondRock Hospitality Co.	27,800	242,694
Park Hotels & Resorts, Inc.	31,000	437,100
Ryman Hospitality Properties, Inc.	9,700	1,040,228
Service Properties Trust	28,700	130,872
Sunstone Hotel Investors, Inc.	26,900	277,608
Xenia Hotels & Resorts, Inc.	18,200	268,814
Total		3,116,056
Industrial REITs 14.4%
Americold Realty Trust, Inc.	52,100	1,472,867
EastGroup Properties, Inc.	6,900	1,289,058
First Industrial Realty Trust, Inc.	70,403	3,941,160
Innovative Industrial Properties, Inc.	4,500	605,700
LXP Industrial Trust	332,000	3,336,600
Prologis, Inc.(a)	121,719	15,370,675
Common Stocks (continued)
Issuer	Shares	Value ($)
Rexford Industrial Realty, Inc.	4,600	231,426
STAG Industrial, Inc.	26,700	1,043,703
Total		27,291,189
Multi-Family Residential REITs 11.4%
AvalonBay Communities, Inc.(a)	22,553	5,080,063
Centerspace	2,579	181,742
Elme Communities	12,200	214,598
Equity Residential	109,100	8,123,586
Essex Property Trust, Inc.(a)	9,800	2,895,116
Independence Realty Trust, Inc.	33,700	690,850
UDR, Inc.	93,068	4,219,703
Veris Residential, Inc.	12,100	216,106
Total		21,621,764
Office REITs 2.1%
COPT Defense Properties	18,600	564,138
Cousins Properties, Inc.	89,100	2,626,668
Easterly Government Properties, Inc.	26,800	363,944
Hudson Pacific Properties, Inc.	29,900	142,922
Piedmont Office Realty Trust, Inc.	20,600	208,060
Total		3,905,732
Other Specialized REITs 5.1%
EPR Properties	10,900	534,536
Four Corners Property Trust, Inc.	13,700	401,547
Iron Mountain, Inc.	47,200	5,608,776
Lamar Advertising Co., Class A	13,716	1,832,458
Outfront Media, Inc.	26,900	494,422
VICI Properties, Inc.	24,600	819,426
Total		9,691,165
Retail REITs 16.1%
Acadia Realty Trust	14,300	335,764
Brixmor Property Group, Inc.	148,464	4,136,207
Getty Realty Corp.	13,100	416,711
InvenTrust Properties Corp.	106,900	3,032,753
Kimco Realty Corp.	222,000	5,154,840
Macerich Co. (The)	34,800	634,752
Realty Income Corp.(a)	88,257	5,597,259
Simon Property Group, Inc.(a)	60,544	10,233,147

Columbia Real Estate Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SITE Centers Corp.	8,095	489,747
Urban Edge Properties	17,000	363,630
Total		30,394,810
Self Storage REITs 9.4%
CubeSmart	33,800	1,819,454
Extra Space Storage, Inc.(a)	47,265	8,516,680
Public Storage	20,500	7,459,335
Total		17,795,469
Single-Family Residential REITs 6.2%
Equity LifeStyle Properties, Inc.	65,100	4,644,234
Invitation Homes, Inc.	200,583	7,072,557
Total		11,716,791
Telecom Tower REITs 0.8%
SBA Communications Corp.	6,300	1,516,410
Total Real Estate		177,441,901
Total Common Stocks (Cost: $120,595,833)		177,441,901

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	10,355,985	10,354,949
Total Money Market Funds (Cost: $10,352,944)		10,354,949
Total Investments in Securities (Cost $130,948,777)		187,796,850
Other Assets & Liabilities, Net		1,430,479
Net Assets		$189,227,329
At September 30, 2024, securities and/or cash totaling $36,568,877 were pledged as collateral.
Investments in derivatives
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40-50 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs	Monthly	Goldman Sachs International	08/23/2027	USD	53,088,975	388,353	131,359	519,712	—
The following table represents the contracts for differences underlying the swap arrangement as of September 30, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Broadstone Net Lease, Inc.	179,000	3,350,880	41,170	7.9
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	233,900	3,354,126	119,289	23.0
Host Hotels & Resorts, Inc.	313,305	5,470,305	43,863	8.4
Industrial REITs
Americold Realty Trust, Inc.	57,400	1,643,362	(20,664)	(4.0)
Columbia Real Estate Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, September 30, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Office REITs
BXP, Inc.	48,500	3,952,750	(50,440)	(9.7)
Kilroy Realty Corp.	15,500	588,070	11,780	2.3
NET Lease Office Properties	2,147	64,861	880	0.2
Retail REITs
Agree Realty Corp.	14,700	1,127,637	(20,286)	(3.9)
Kite Realty Group Trust	36,200	969,074	(7,602)	(1.5)
NNN REIT, Inc.	29,300	1,429,547	(8,790)	(1.7)
Retail Opportunity Investments Corp.	11,000	175,230	(2,200)	(0.4)
Specialized REITs
VICI Properties, Inc.	243,700	8,295,548	(177,901)	(34.2)
Total		30,421,390	(70,901)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
Federal Realty Investment Trust	(11,047)	(1,294,929)	24,856	4.8
WP Carey, Inc.	(7,100)	(454,116)	11,786	2.3
Hotel & Resort REITs
RLJ Lodging Trust	(356,700)	(3,224,568)	(49,938)	(9.6)
Industrial REITs
Lineage, Inc.	(14,100)	(1,165,083)	59,925	11.5
Terreno Realty Corp	(23,800)	(1,654,814)	64,260	12.4
Office REITs
Douglas Emmett, Inc.	(89,100)	(1,506,681)	(58,806)	(11.3)
JBG Smith Properties	(90,900)	(1,680,741)	91,809	17.7
Paramount Group, Inc.	(300,600)	(1,530,054)	51,102	9.8
Residential REITs
American Homes 4 Rent, Class A	(39,100)	(1,601,145)	100,096	19.3
Camden Property Trust	(6,000)	(749,580)	8,400	1.6
Retail REITs
Phillips Edison & Co., Inc.	(50,300)	(1,955,161)	58,348	11.2
Regency Centers Corp.	(8,300)	(620,591)	21,082	4.1
Specialized REITs
American Tower Corp.	(6,000)	(1,441,920)	46,560	9.0
Gaming and Leisure Properties, Inc.	(29,019)	(1,498,832)	5,804	1.1
National Storage Affiliates Trust	(47,000)	(2,289,370)	23,970	4.6
Total		(22,667,585)	459,254

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35-58 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/06/2025	USD	16,642,698	133,609	53,105	186,714	—
The following table represents the contracts for differences underlying the swap arrangement as of September 30, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Columbia Real Estate Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, September 30, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	114,500	3,787,660	122,515	65.6
Industrial REITs
Rexford Industrial Realty, Inc.	29,400	1,506,162	(27,048)	(14.5)
Office REITs
Brandywine Realty Trust	28,300	153,669	283	0.2
Highwoods Properties, Inc.	16,500	546,480	6,435	3.4
Vornado Realty Trust	83,800	3,140,824	160,896	86.2
Specialized REITs
Public Storage	4,000	1,451,960	3,520	1.9
Total		10,586,755	266,601

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(258,200)	(3,328,198)	(87,788)	(47.0)
Office REITs
SL Green Realty Corp.	(18,100)	(1,279,489)	19,548	10.5
Retail REITs
Tanger, Inc.	(45,600)	(1,448,256)	(64,752)	(34.7)
Total		(6,055,943)	(132,992)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and OBFR plus a spread of 46.5 basis points on long CFDs	Monthly	UBS	11/03/2026	USD	266,445	3,840	1,909	5,749	—
The following table represents the contracts for differences underlying the swap arrangement as of September 30, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Specialized REITs
Extra Space Storage, Inc.	1,500	266,445	3,840	66.8
Total		266,445	3,840

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.830%
OBFR	Overnight Bank Funding Rate	4.830%
SOFR	Secured Overnight Financing Rate	4.840%
Columbia Real Estate Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	6,170,898	51,121,855	(46,939,056)	1,252	10,354,949	311	256,488	10,355,985
Abbreviation Legend
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Real Estate Equity Fund  | 2024

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3QT212_12_P01_(11/24)